Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar 31, 2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,231,492

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,612,021	$ 3,356,380		$ 5,996,668
Grants receivable	656,852	339,308		362,473
Taxes receivable				574,157
Prepaid expenses	170,778	140,693		195,762
Total current assets	3,439,651	3,836,381		7,129,060
Office furniture and equipment, net	11,539	12,995		15,032
Intangible assets, net	800,685	855,728		1,079,566
Total assets	4,251,875	4,705,104		8,223,658
Current liabilities:
Accounts payable	1,651,740	1,124,503		1,303,555
Accrued compensation	24,063	29,495		129,061
Total current liabilities	1,675,803	1,153,998		1,432,616
Commitments and contingencies
Shareholders' equity:
Preferred stock; 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000, 50,000,000 and 20,000,000 shares authorized in 2013, 2012 and 2011, respectively; 11,194,968, 11,168,905 shares and 11,105,532 shares issued and outstanding in 2013, 2012 and 2011, respectively	11,195	11,169	[1]	11,106	[1]
Additional paid-in capital	125,932,672	125,820,318	[1]	124,897,309	[1]
Accumulated deficit	(123,367,795)	(122,280,381)		(118,117,373)
Total shareholders' equity	2,576,072	3,551,106		6,791,042
Total liabilities and shareholders' equity	$ 4,251,875	$ 4,705,104		$ 8,223,658

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.

Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Balance Sheets [Abstract]
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	20,000,000	50,000,000
Common stock, shares issued	11,168,905	11,105,532	11,194,968
Common stock, shares outstanding	11,168,905	11,105,532	11,194,968
Reverse stock split, Ratio	1-for-20	1-for-20

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License revenue				$ 5,000,000
Grant Revenue	900,354	647,418	3,144,620	2,662,822
Total revenues			3,144,620	7,662,822
Cost of revenues	(743,657)	(556,571)	(2,593,075)	(2,108,228)
Gross profit	156,697	90,847	551,545	5,554,594
Operating expenses:
Research and development	756,653	876,794	2,609,241	6,272,616
General and administrative	487,941	655,043	2,632,972	2,242,173
Total operating expenses	1,244,594	1,531,837	5,242,213	8,514,789
Loss from operations	(1,087,897)	(1,440,990)	(4,690,668)	(2,960,195)
Other income:
Interest income	483	2,235	6,202	7,444
Total other income			6,202	7,444
Net loss before income taxes			(4,684,466)	(2,952,751)
Income tax benefit			521,458	574,157
Net loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Basic and diluted net loss per share	$ (0.1)	$ (0.13)	$ (0.37)	$ (0.22)
Basic and diluted weighted average common shares outstanding	11,180,739	11,119,269	11,136,484	10,957,676

Consolidated Statements of Changes in Shareholders' Equity (USD $)		Total	Common Stock		Additional paid-in capital		Accumulated deficit
Beginning Balance at Dec. 31, 2010		$ 7,357,791	$ 10,813	[1]	$ 123,085,757	[1]	$ (115,738,779)
Beginning Balance, Shares at Dec. 31, 2010	[1]		10,813,087
Issuance of common stock from collaboration agreement		400,000	67	[1]	399,933	[1]
Issuance of common stock from collaboration agreement, Shares			66,890
Issuance of common stock pursuant to Fusion equity line		355,000	91	[1]	354,909	[1]
Issuance of common stock pursuant to Fusion equity line, Shares			90,789
Issuance of common stock to vendor		15,000	29	[1]	14,971	[1]
Issuance of common stock to vendor, Shares			29,297
Issuance of common stock to employee		20,500	26		20,474
Issuance of common stock to employee, Shares			25,625
Fair value of common stock warrants to vendors	[1]				11,184
Settlement of broker fees associated with 2010 financing		40,743			40,743	[1]
Issuance of common stock for option and warrant exercises		253,613	80	[1]	253,533	[1]
Issuance of common stock for option and warrant exercises, Shares	[1]		79,844
Stock-based compensation expense		715,805			715,805	[1]
Net loss		(2,378,594)					(2,378,594)
Balance at Dec. 31, 2011		6,791,042	11,106	[1]	124,897,309	[1]	(118,117,373)
Balance, Shares at Dec. 31, 2011	[1]		11,105,532
Issuance of common stock to vendor		21,000	46	[1]	20,954	[1]
Issuance of common stock to vendor, Shares			46,706
Issuance of common stock to employee		10,000	17		9,983
Issuance of common stock to employee, Shares			16,667
Fair value of common stock warrants to vendors	[1]				429,902
Stock-based compensation expense		462,170			462,170	[1]
Net loss		(4,163,008)					(4,163,008)
Balance at Dec. 31, 2012		3,551,106	11,169		125,820,318		(122,280,381)
Balance, Shares at Dec. 31, 2012			11,168,905
Issuance of common stock to vendor		32,888	26		32,862
Issuance of common stock to vendor, Shares			26,063
Stock-based compensation expense					79,492
Net loss		(1,087,414)					(1,087,414)
Balance at Mar. 31, 2013		$ 2,576,072	$ 11,195		$ 125,932,672		$ (123,367,795)
Balance, Shares at Mar. 31, 2013			11,194,968

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.

Consolidated Statements of Changes in Shareholders Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Changes In Shareholders' Equity [Abstract]
Reverse stock split, Ratio	1-for-20	1-for-20

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	56,498	57,344	230,630	226,027
Restricted stock issued to employee		10,000
Restricted stock issued to vendors	32,888
Common stock issued for amended license agreement				400,000
Issuance of common stock to employee			10,000	20,500
Common stock issued in exchange for services			21,000	26,184
Warrants replaced in exchange for renegotiated agreement			429,902
Stock-based compensation	79,492	117,614	462,170	715,805
Capitalized patent write-off				88,727
Change in operating assets and liabilities:
Grants receivable	(317,544)	38,068	23,165	(241,686)
Taxes receivable		574,157	574,157	(322,293)
Prepaid expenses	(30,085)	51,726	55,069	(8,268)
Accounts payable	527,238	(72,999)	(179,053)	(370,620)
Accrued compensation	(5,432)	(12,690)	(99,565)	(107,520)
Total adjustments	343,055	763,220	1,527,475	426,856
Net cash used in operating activities	(744,359)	(675,535)	(2,635,533)	(1,951,738)
Investing activities:
Acquisition of intangible assets				(151,086)
Purchase of office equipment			(4,755)	(1,578)
Net cash used in investing activities			(4,755)	(152,664)
Financing activities:
Net proceeds from sale of common stock
Settlement of broker fees associated with 2010 financing				40,743
Proceeds from sale of common stock pursuant to equity line				355,000
Proceeds from exercise of options and warrants				253,613
Net cash provided by financing activities				649,356
Net decrease in cash and cash equivalents	(744,359)	(675,535)	(2,640,288)	(1,455,046)
Cash and cash equivalents at beginning of period	3,356,380	5,996,668	5,996,668	7,451,714
Cash and cash equivalents at end of period	2,612,021	5,321,133	3,356,380	5,996,668
Supplemental information:
Cash paid for state income taxes			$ 2,730	$ 2,750

Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature Of Business [Abstract]
Nature of Business
Note 1.Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company,” “we” or “us”) is a clinical stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat serious inflammatory diseases and biodefense countermeasures where there remains an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense. Soligenix’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate(“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing our novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis. Our Vaccines/BioDefense business segment includes active development programs for RiVax™, our ricin toxin vaccine, and VeloThrax™, our anthrax vaccine, and OrbeShield™, our gastrointestinal acute radiation syndrome (“GI ARS”) therapeutic. The advanced development of these vaccine programs is currently supported by the Company’s heat stabilization technology, known as ThermoVax™, under existing and on-going grant funding.

The Company generates revenues under four active grants primarily from the National Institutes of Health (“NIH”).

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with FDA regulations, litigation, and product liability. Results for the quarter ended March 31, 2013 are not necessarily indicative of results that may be expected for the full year.

Liquidity

As of March 31, 2013, the Company had cash and cash equivalents of $2,612,021 as compared to $3,356,380 as of December 31, 2012, representing a decrease of $744,359 or 22%. As of March 31, 2013, the Company had working capital of $1,763,848 as compared to working capital of $2,682,383 as of December 31, 2012, representing a decrease of $918,535 or 34%. The decrease in cash and working capital was primarely due to cash used in operating activities. For the three months ended March 31, 2013, the Company’s cash used in operating activities was $744,359 as compared to $675,535 for the same period in 2012, representing an increase of $68,824, or 10%.

Management’s business strategy can be outlined as follows:

●	Initiate a Phase 1/2 clinical trial of oral BDP, known as SGX203, for the treatment of pediatric Crohn’s disease;
●	Initiate a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
●
Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis, prevention of acute radiation syndrome, and treatment of chronic GI GVHD;

●
Develop RiVax™ and VeloThrax™ in combination with our proprietary vaccine heat stabilization technology, known as ThermoVax™, to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

●	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Bio/Defense programs through grants, contracts and/or procurements; and
●	Explore other business development and acquisition strategies.

Based on the Company’s current rate of cash outflows, cash on hand and proceeds from its grant programs, and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures into the second quarter of 2014.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	We have instituted a cost reduction plan which has reduced headcount, and we will continue to reduce costs wherever possible.
●
The Company has approximately $3.6 million in active grant funding still available to support its associated research programs through 2014 and beyond. The Company plans to submit additional grant applications for further support of its programs with various funding agencies.

●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●
The Company will pursue sale of Net Operating Losses (“NOLs”) in the State of New Jersey, pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $521,458 in proceeds pursuant to NOL sales in 2012, the Company expects to participate in the program during 2013 and beyond; and

●
The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Note 1.Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a development stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat the life-threatening side effects of cancer treatments and serious gastrointestinal diseases where there remains an unmet medical need, as well as developing several biodefense vaccines and therapeutics. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense. Soligenix’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing our novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis. On September 15, 2011 the Company’s confirmatory Phase 3 clinical trial for orBec® in the treatment of acute gastrointestinal Graft-versus-Host disease (“GI GVHD”) was stopped at the recommendation of an independent Data Safety Monitoring Board (“DSMB”). Our Vaccines/BioDefense business segment includes RiVax™, our ricin toxin vaccine, and VeloThrax™, our anthrax vaccine, and OrbeShield™, our gastrointestinal acute radiation syndrome (“GI ARS”) program. The advanced development of these programs will be supported by our existing and on-going government grants, including our National Institutes of Health (“NIH”) grant for our heat stabilization technology ThermoVax™.

The Company generates revenues primarily from the NIH under four active grants.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with FDA regulations, litigation, and product liability.

Liquidity

As of December 31, 2012, the Company had cash and cash equivalents of $3,356,380 as compared to $5,996,668 as of December 31, 2011, representing a decrease of $2,640,288 or 44%. As of December 31, 2012, the Company had working capital of $2,682,383 as compared to working capital of $5,696,444 as of December 31, 2011, representing a decrease of $3,014,061 or 53%. The decrease in working capital was primarily the result of the cash used in operating and investing activities over the period. For the year ended December 31, 2012, the Company’s cash used in operating activities was $2,635,533 as compared to $1,951,738 for the same period in 2011, representing an increase of $683,795. Excluding the proceeds of $5,000,000 received from Sigma-Tau for the European territory license in the third quarter of 2011, for the year ended December 31, 2012, the Company experienced a decrease in cash used in operating activities of $4,316,205. This decrease was attributable to the decrease in research and development expenses related to the 2011 orBec® Phase 3 clinical trial. Based on the Company’s current rate of cash outflows, cash on hand and proceeds from its grant programs, and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures into the second quarter of 2014.

Management’s business plan can be outlined as follows:

●	Initiate a Phase 1/2 clinical trial of oral BDP, known as SGX203 for the treatment of pediatric Crohn’s disease;
●	Initiate a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
●
Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis, prevention of acute radiation syndrome, and treatment of chronic GVHD;

●
Develop RiVax™ and VeloThrax™ in combination with our proprietary vaccine heat stabilization technology, known as ThermoVax™, to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

●	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements; and
●	Explore other business development and merger/acquisition strategies.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

●
The Company has approximately $3.8 million in active grant funding still available to support its associated research programs through 2014 and beyond. The Company plans to submit additional grant applications for further support of its programs with various funding agencies.

●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●
The Company will pursue Net Operating Losses (“NOLs”) sales in the State of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $521,458 in proceeds pursuant to NOLs sales in 2012, the Company expects to participate in the program during 2013 and beyond; and

●
The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On February 1, 2012, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of 1-for-20, whereby, once effective, every 20 shares of its common stock was exchanged for one share of its common stock. Its common stock began trading on the OTCBB on a reverse split basis at the market opening on February 2, 2012. All share and per share data reflects this reverse stock split.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2.Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: BioTherapeutics and Vaccines/BioDefense.

Grants Receivable

Grants receivable consist of unbilled amounts due from various grants from the NIH for costs incurred under reimbursement contracts prior to the period end under reimbursement contracts. The amounts were billed to the NIH in the month subsequent to period end and collected shortly thereafter. Accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Intangible Assets

One of the most significant estimates or judgments that the Company makes is whether to capitalize or expense patent and license costs. The Company makes this judgment based on whether the technology has alternative future uses, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 730, Research and Development. Based on this consideration, the Company capitalizes payments made to legal firms that are engaged in filing and protecting rights to intellectual property and rights for its current products in both the domestic and international markets. The Company believes that patent rights are one of its most valuable assets. Patents and patent applications are a key component of intellectual property, especially in the early stage of product development, as their purchase and maintenance gives the Company access to key product development rights from Soligenix’s academic and industrial partners. These rights can also be sold or sub-licensed as part of its strategy to partner its products at each stage of development as the intangible assets have alternative future use. The legal costs incurred for these patents consist of work associated with filing new patents and perhaps extending the lives of the patents. The Company capitalizes such costs and amortizes intangibles over their expected useful life – generally a period of 11 to 16 years.

The Company did not incur any capitalizable patent related costs during the quarters ended March 31, 2013 and 2012.

Impairment of Long-Lived Assets

Office furniture and equipment and intangible assets are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the quarters ended March 31, 2013 and 2012.

Fair Value of Financial Instruments

Accounting principles generally accepted in the U.S. require that fair values be disclosed for the Company’s financial instruments. The carrying amounts of the Company’s financial instruments, which include grants receivable and current liabilities, are considered to be representative of their respective fair values.

Revenue Recognition

Principally the Company’s revenues are generated from NIH grants and revenues from licensing activities and the achievement of licensing milestones (in prior periods). Recording of revenue is applied in accordance with FASB ASC 605, Revenue Recognition, ASC 605-25 and/or Accounting Standard Update, ASU, 2009-13, Revenue Recognition – Multiple Element Arrangements. The revenue from NIH grants is based upon subcontractor costs and internal costs incurred that are specifically covered by the grants, plus a facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors or when the Company incurs internal expenses that are related to the grant.

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with FASB ASC 730, Research and Development. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries stock based compensation, employee benefits, equipment depreciation and allocation of various corporate costs. Purchased in-process research and development expense represents the value assigned or paid for acquired research and development for which there is no alternative future use as of the date of acquisition.

Stock-Based Compensation

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed. Stock-based compensation expense recognized during the period is based on the fair value of the portion of share-based payment awards that is ultimately expected to vest during the period. Typically these instruments vest upon issuance and therefore the entire stock compensation expense is recognized upon issuance to the vendors and/or consultants.

Stock options are issued with an exercise price equal to the market price on the date of issuance. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.

Stock compensation expense for options, warrants and shares of common stock granted to non-employees has been determined in accordance with FASB ASC 718, Stock Compensation, and FASB ASC 505-50, Equity-Based Payments to Non-Employees, and represents the fair value of the consideration received, or the fair value of the equity instruments issued, whichever may be more reliably measured. For options that vest over future periods, the fair value of options granted to non-employee directors is amortized as the options vest.

The Company did not issue any options during the quarters ending March 31, 2013 and 2012.

The fair value of options to be granted are estimated on the date of each grant using the Black-Scholes option pricing model and amortized ratably over the option’s vesting periods, which approximates the service period.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. No current or deferred income taxes have been provided through March 31, 2013 due to the net operating losses incurred by the Company since its inception. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2013 and 2012. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at March 31, 2013 and 2012. Tax years beginning in 2010 for federal purposes are generally subject to examination by taxing authorities, although net operating losses from those years are subject to examinations and adjustments for at least three years following the year in which the tax attributes are utilized.

Earnings Per Share

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Since there is a significant number of options and warrants outstanding, fluctuations in the actual market price can have a variety of results for each period presented.

	Three Months Ended March 31,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	(1,087,414)	11,180,739	$(0.10)	(1,438,755)	11,119,269	$(0.13)

Shares issuable upon the exercise of options and warrants outstanding at March 31, 2013 and 2012 were 1,454,755 and 1,496,898 and 2,843,338 and 2,576,341 shares, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at March 31, 2013 was $3.20 and $3.13 per share, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at March 31, 2012 was $3.72 and $4.32 per share, respectively. No options or warrants were included in the 2013 and 2012 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses in each of those years.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants, stock options and recovery of the useful life of intangibles that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 2.Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: BioTherapeutics and Vaccines/BioDefense.

Grants Receivable

Grants receivable consist of unbilled amounts due from various grants from the NIH for costs incurred prior to the period end under reimbursement contracts. The amounts were billed to the NIH in the month subsequent to period end and collected shortly thereafter. Accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Intangible Assets

One of the most significant estimates or judgments that the Company makes is whether to capitalize or expense patent and license costs. The Company makes this judgment based on whether the technology has alternative future uses, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 730, Research and Development. Based on this consideration, the Company capitalizes payments made to legal firms that are engaged in filing and protecting rights to intellectual property and rights for its current products in both the domestic and international markets. The Company believes that patent rights are one of its most valuable assets. Patents and patent applications are a key component of intellectual property, especially in the early stage of product development, as their purchase and maintenance gives the Company access to key product development rights from Soligenix’s academic and industrial partners. These rights can also be sold or sub-licensed as part of its strategy to partner its products at each stage of development as the intangible assets have alternative future use. The legal costs incurred for these patents consist of work associated with filing new patents and perhaps extending the lives of the patents. The Company capitalizes such costs and amortizes intangibles over their expected useful life – generally a period of 11 to 16 years.

The Company did not incur any capitalized patent related costs during the year ended December 31, 2012. The Company capitalized $151,086 in patent related costs during the year ended December 31, 2011.

During the year ended December 31, 2011, the Company incurred an $88,727 patent write off cost due to abandonment of patents related to Azathioprine. These costs are reflected in research and development expense in the consolidated statement of operations.

Impairment of Long-Lived Assets

Office furniture and equipment and intangible assets are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the years ended December 31, 2012 or 2011, except for the patent write-offs discussed in Note 3.

Fair Value of Financial Instruments

Accounting principles generally accepted in the U.S. require that fair values be disclosed for the Company’s financial instruments. The carrying amounts of the Company’s financial instruments, which include grants receivable and current liabilities, are considered to be representative of their respective fair values.

Revenue Recognition

Principally the Company’s revenues are generated from NIH grants and revenues from licensing activities and the achievement of licensing milestones (in prior periods). Recording of revenue is applied in accordance with FASB ASC 605, Revenue Recognition, ASC 605-25 and/or Accounting Standard Update, ASU, 2009-13, Revenue Recognition – Multiple Element Arrangements. The revenue from NIH grants is based upon subcontractor costs and internal costs incurred that are specifically covered by the grants, plus a facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors or when the Company incurs internal expenses that are related to the grant.

Licensing and associated milestone revenues are recorded when earned. On September 15, 2011, as a result of stopping the confirmatory Phase 3 clinical trial as well as no future clinical development or performance obligations associated with the Sigma-Tau Agreement, the Company recognized license revenue of $5,000,000 relating to the execution of an expanded license agreement with Sigma-Tau for the European territory.

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with FASB ASC 730, Research and Development. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries stock based compensation, employee benefits, equipment depreciation and allocation of various corporate costs. Purchased in-process research and development expense represents the value assigned or paid for acquired research and development for which there is no alternative future use as of the date of acquisition.

Stock-Based Compensation

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed. Stock-based compensation expense recognized during the period is based on the fair value of the portion of share-based payment awards that is ultimately expected to vest during the period. Typically these instruments vest upon issuance and therefore the entire stock compensation expense is recognized upon issuance to the vendors and/or consultants.

Stock options are issued with an exercise price equal to the market price on the date of issuance. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.
Stock compensation expense for options, warrants and shares of common stock granted to non-employees has been determined in accordance with FASB ASC 718, Stock Compensation, and FASB ASC 505-50, Equity-Based Payments to Non-Employees, and represents the fair value of the consideration received, or the fair value of the equity instruments issued, whichever may be more reliably measured. For options that vest over future periods, the fair value of options granted to non-employee directors is amortized as the options vest. The option’s price is re-measured using the Black-Scholes model at the end of each three month reporting period.

The fair value of options in accordance with FASB ASC 718, Stock Compensation, was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of 4 years;
●	volatilities of 160% for 2012 and ranging from 123% to 160% for 2011;
●	forfeitures at a rate of 12%; and
●	risk-free interest rates of 0.51% for 2012 and 0.69% to 1.47% in 2011.

The fair value of each option grant made during 2012 and 2011 was estimated on the date of each grant using the Black-Scholes option pricing model and amortized ratably over the option’s vesting periods, which approximates the service period.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. No current or deferred income taxes have been provided through December 31, 2012 due to the net operating losses incurred by the Company since its inception. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2012 and 2011. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2012 and 2011. Tax years beginning in 2009 for federal purposes are generally subject to examination by taxing authorities, although net operating losses from those years are subject to examinations and adjustments for at least three years following the year in which the tax attributes are utilized.

Earnings Per Share

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Since there is a significant number of options and warrants outstanding, fluctuations in the actual market price can have a variety of results for each period presented. No options and warrants were included in the 2012 and 2011 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses or options and warrants for which the strike price exceeds the quoted market value at period end.

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(4,163,008)	11,136,484	$(0.37)	$(2,378,594)	10,957,676	$(0.22)

Shares issuable upon the exercise of options and warrants outstanding at December 31, 2012 and 2011 were 1,457,724 and 1,544,242 shares issuable upon the exercise of options, and 2,843,338 and 2,701,569 shares issuable upon the exercise of warrants, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at December 31, 2012 were $3.20 and $3.13 per share, respectively. No options or warrants were included in the 2012 and 2011 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses in each of those years.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants, stock options and recovery of the useful life of intangibles that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
March 31, 2013
Licenses	7.5	$462,234	$258,737	$203,497
Patents	3.2	1,893,185	1,295,997	597,188
Total	4.0	$2,355,419	$1,554,734	$800,685
December 31, 2012
Licenses	7.7	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

Amortization expense was $55,043 and $55,654 for the three months ended March 31, 2013 and 2012, respectively.

Based on the balance of licenses and patents at March 31, 2013, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Amortization Expense
2013	$222,800
2014	$222,800
2015	$133,000
2016	$61,800
2017	$20,800

License fees and royalty payments are expensed annually as incurred as the Company does not attribute any future benefits other than within that period.

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728
December 31, 2011
Licenses	8.72	$462,234	$224,708	$237,526
Patents	3.3	1,893,185	1,051,145	842,040
Total	4.4	$2,355,419	$1,275,853	$1,079,566

Amortization expense was $223,838 and $218,782 in 2012 and 2011, respectively.

During the year ended December 31, 2011, the Company incurred an $88,727 patent write off cost due to abandonment of patents related to Azathioprine. These costs are reflected in research and development expense in the consolidated statement of operations.

Based on the balance of licenses and patents at December 31, 2012, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Year	Amortization Expense
2013	$222,800
2014	$222,800
2015	$173,800
2016	$61,800
2017	$20,800

License fees and royalty payments are expensed annually as incurred as the Company does not attribute any future benefits other than within that period.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 4. Income Taxes

The Company had NOLs at December 31, 2012 of approximately $79,463,000 for federal tax purposes and approximately $9,498,000 of New Jersey NOL carry forwards remaining after the sale of unused NOL carry forwards, portions of which are currently expiring each year until 2031. In addition, the Company had $3,068,000 of various tax credits that started expiring in December 2012 and will continue to expire through December 2030. The Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carryforwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is possible that the utilization of the NOLs, could be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. Federal jurisdiction, and various state and local jurisdictions. The Company is no longer subject to Federal income tax assessment for years before 2010 for Federal and 2009 for New Jersey income tax assessment. However, since the Company has incurred net operating losses in every tax year since inception, all its income tax returns are subject to examination and adjustments by the Internal Revenue Service for  at least three years following the year in which the tax attributes are utilized.

The Company has no tax provision for the three month periods ended March 31, 2013 and 2012 due to losses and full valuation allowances against net deferred tax assets.

Note 4. Income Taxes

Deferred tax assets consisted of the following as of December 31:

	2012	2011
Net operating loss carry forwards	$27,872,000	$26,001,000
Orphan drug and research and development credit carry forwards	3,068,000	2,818,000
Other	1,443,000	1,615,000
Total	32,383,000	30,434,000
Valuation allowance	(32,383,000)	(30,434,000)
Net deferred tax assets	$-	$-

At December 31, 2012, the Company had NOL carry forwards of approximately $79,463,000 for federal tax purposes and approximately $9,498,000 of New Jersey NOL carry forwards remaining after the sale of unused net operating loss carry forwards, portions of which are currently expiring each year through 2032. In addition, the Company has $3,068,000 of various tax credits that expire from 2013 to 2032. The Company may be able to utilize their NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carry forwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. Federal jurisdiction, and various state and local jurisdictions. The Company is no longer subject to Federal income tax assessment for years before 2008 for Federal and 2007 for New Jersey income tax assessment. However, since the Company has incurred net operating losses in every tax year since inception, all its income tax returns are subject to examination and adjustments by the Internal Revenue Service for at least three years following the year in which the tax attributes are utilized.

The net change in the valuation allowance for the years ended December 31, 2012 and December 31, 2011 was an increase of approximately $1,949,000 and a decrease of approximately $1,115,000, respectively, resulting primarily from net operating losses expiring and generated. As a result of the Company’s continuing tax losses, the Company has recorded a full valuation allowance against a net deferred tax asset.
Reconciliations of the difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2012 and 2011 was as follows:

	2012		2011
Income tax loss at federal statutory rate	(34.00	) %	(34.00	) %
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)		(6.00)
Subtotal	(40.00)		(40.00)
Valuation allowance	28.87		20.56
Income tax benefit	(11.13	) %	(19.44	) %

During the years ended December 31, 2012 and 2011, in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused net operating loss carryforwards to other New Jersey-based corporate taxpayers based in New Jersey, the Company sold New Jersey net operating loss carryforwards, resulting in the recognition of $521,458 and $574,157 of income tax benefit, net of transaction costs, respectively. There can be no assurance as to the continuation or magnitude of this program in future.

The Company follows FASB ASC 740-10, Uncertainty in Income Taxes. This standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company did not have any unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2012 and 2011. The Company does not expect to have any unrecognized tax benefits within the next twelve months. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2012 and 2011.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 5. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

During the three months ended March 31, 2013, the Company issued 26,063 shares of common stock to vendors as partial consideration for services performed.

Note 5. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2012:

●	In January 2012, the Company issued 16,667 shares of common stock as part of an employee’s 2011 bonus from the Company.
●	In four separate transactions, the Company issued 46,706 shares of common stock as part of consideration for services performed.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2011:

●
In sixteen separate transactions during 2011, the Company issued an aggregate of 90,789 shares of common stock under its existing Fusion Capital equity facility. The Company received an aggregate of $355,000 in proceeds which approximated the shares’ fair market value on the date of issuance.

●	As a result of stock option exercises, 79,844 shares were issued during 2011. The Company received an aggregate of $253,613 in proceeds from these exercises.
●
As a result of granting Sigma-Tau an exclusive license to commercialize orBec® in the European territory, the Company amended the license agreement with Dr. George McDonald and issued 66,890 shares of Company stock in lieu of $400,000 cash obligation. Stock price used for share calculation was $5.98, closing price at July 29, 2011.

●	In December 2011, the Company issued 25,625 shares of common stock as part of an employee’s severance from the Company.
●	In December 2011, the Company issued 29,297 shares of common stock as part of consideration for services performed.

Warrants

During 2012, the Company issued warrants to purchase 50,000 shares of common stock to a consultant in exchange for services. Additionally, in December 2012, the Company replaced previously issued warrants to purchase 724,873 shares of common stock for new warrants. These new warrants were issued to Sigma Tau upon the Company reacquiring the rights to orBec® and to Dr. George McDonald upon the renegotiation of our orBec® license agreement. During 2011, the Company issued warrants to purchase 4,750 shares of common stock to consultants in exchange for their services.

Expense charges of $429,902 and $11,184 were recorded during the years ended December 31, 2012 and 2011, respectively, as a result of these issuances which represented the estimated fair value of services performed and renegotiated agreements with Sigma-Tau and Dr. McDonald pertaining to the rights of orBec®.

Equity Line

In February 2008, the Company entered into a common stock purchase agreement with Fusion Capital Fund II, LLC (“Fusion Capital”). The Fusion Capital equity facility allows the Company to require Fusion Capital to purchase between $80,000 and $1.0 million of the Company’s common stock every two business days, up to an aggregate of $8.0 million over approximately a 25-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date. As part of the agreement, the Company issued Fusion Capital 63,750 shares of common stock as a commitment fee. In connection with the execution of the common stock purchase agreement, Fusion Capital made an initial purchase of 138,889 common shares and received a four year warrant to purchase 69,445 shares of common stock for $4.40 per share, representing an aggregate price of $500,000. The Company issued an additional 3,750 shares of common stock as a commitment fee in connection with this $500,000 purchase.

If the Company’s stock price exceeds $3.00, then the amount required to be purchased may be increased under certain conditions as the price of the Company’s common stock increases. The Company cannot require Fusion Capital to purchase any shares of the Company’s common stock on any trading days that the market price of the Company’s common stock is less than $2.00 per share. Furthermore, for each additional purchase by Fusion, additional commitment shares in commensurate amounts up to a total of 63,750 shares will be issued based upon the relative proportion of purchases compared to the total commitment maximum of 925,000 shares. The total issuance of common stock related to commitment shares for 2008 was 68,456 shares, which were issued to Fusion Capital and consisted of 63,750 shares as a commitment fee, 3,750 shares as a commitment fee for the $500,000 invested, and 957 shares for the commitment fee shares on the equity line draws totaling $127,500.

During the year ended December 31, 2011, the Company issued 90,789 shares of common stock under the Fusion Capital equity facility. In connection with these issuances, the Company received $355,000 in proceeds which approximated the shares’ fair market value on the dates of issuance.
The Fusion equity line expired in October 2011.

Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2012
Stock Option Plans and Warrants To Purchase Common Stock [Abstract]
Stock Option Plans and Warrants to Purchase Common Stock
Note 6. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 1995 Omnibus Plan was replaced by the 2005 Equity Incentive Plan and is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock,
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Equity Incentive Plan (“2005 Plan”) is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be issued common stock or granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

In addition, under the 2005 Plan, the Board may elect to pay certain consultants, directors, and employees in common stock. The 2005 Plan was amended in September 2007 to increase the number of options available under the plan to 1,000,000 and again in 2010 to increase the number of shares under the plan to 1,750,000.

The table below only accounts for transactions occurring as part of the amended 2005 Equity Incentive Plan.

	December 31,
	2012	2011
Shares available for grant at beginning of year	60,692	396,223
Increase in shares available for the plan	-	-
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813

Shares available for grant at end of year	129,711	60,692

The total option activity for the 1995 plan and the amended 2005 plan for the years ended December 31, 2012 and 2011 was as follows:

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2010	1,308,056	4.84
Granted	523,344	1.68
Exercised	(79,844)	3.18
Forfeited	(207,314)	1.88
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised	-	-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19

The Company awarded 100,000 and 523,344 stock options to new employees and new and existing Board members during 2012 and 2011, respectively. The 2012 grants were issued to Board members on June 21, 2012 under the 2005 Equity Incentive Plan.

The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2012 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	7.9	738,300	542,050
$2.80-$4.10	8.1	186,674	151,283
$4.64-$8.60	5.9	426,500	391,891
$9.40-$11.60	4.1	97,500	97,500
$18.00-$25.60	0.7	8,750	8,750
Total	7.0	1,457,724	1,191,474

The Company’s share-based compensation for the years ended December 31, 2012 and 2011 was $462,170 and $715,805, respectively. At December 31, 2012, the total compensation cost for stock options not yet recognized was approximately $245,000 and will be expensed over the next three years.

Warrants to Purchase Common stock

Warrant activity for the years ended December 31, 2012 and 2011 was as follows:

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2010	2,703,819	$4.40
Granted	4,750	3.85
Exercised	-	-
Expired/Cancelled	(7,000)	0.66
Balance at December 31, 2011	2,701,569	$4.40
Granted	774,873	0.56
Exercised	-	-
Expired/Cancelled	(633,104)	5.40
Balance at December 31, 2012	2,843,338	$3.13

During 2012, the Company issued warrants to purchase 50,000 shares of common stock, with an exercise price of $0.68, to a consultant in exchange for services, Additional warrants to purchase 724,873 were issued relating to reacquiring the rights to orBec® and renegotiation of our orBec® license agreement, with exercise prices ranging from $0.53 to $0.58. Expense charges of $429,902 were recorded to reflect these issuances. Warrants of 633,104 had either expired or were cancelled by the Company with exercise prices ranging from $2.20 to $5.60.

The weighted-average exercise price, by price range, for outstanding warrants at December 31, 2010 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.00	5.0	777,373	777,373
$2.80-$3.96	1.1	1,103,202	1,103,202
$5.00-$6.06	2.2	962,763	962,763
Total	2.5	2,843,338	2,843,338

During 2013, warrants to purchase approximately 1,250 shares of the Company’s common stock will expire.

Concentrations	12 Months Ended
Dec. 31, 2012
Concentrations [Abstract]
Concentrations
Note 7. Concentrations

At December 31, 2012 and 2011, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $1,000,000 by the SIPC. The excess amounts at December 31, 2012 and 2011 were $2,356,380 and $4,996,668, respectively.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 6. Commitments and Contingencies

The Company has commitments of approximately $368,800 as of March 31, 2013 for several licensing agreements with consultants and universities, which upon clinical or commercialization success may require the payment of milestones and/or royalties if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months is approximately $8,000 per month, or approximately $18.25 per square foot. This rent increases to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by the its Board of Directors whereby, directly or indirectly, a majority of the its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment. The Company recognized an expense of $95,625 during the quarter ended March 31, 2012 related to severance and healthcare benefits paid to the prior Chief Financial Officer of the Company.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
2013	$43,800	$79,100	$122,900
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$368,800	$205,300	$574,100

Note 8. Commitments and Contingencies

The Company has commitments of approximately $425,000 at December 31, 2012 for several licensing agreements with consultants and universities, which upon clinical or commercialization success may require the payment of milestones and/or royalties if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months is approximately $8,000 per month, or approximately $18.25 per square foot. This rent increases to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment. On February 15, 2012, Mr. Myrianthopoulos’ employment agreement was terminated. The Company recognized an expense of $95,625 at March 31, 2012 and at December 31, 2012 there are no severance and healthcare benefits due to Mr. Myrianthopoulos. In connection with the termination of Mr. Myrianthopoulos’ employment agreement, we accelerated the vesting of options to purchase 53,908 shares of common stock and Mr. Myrianthopoulos forfeited options to purchase 72,500 shares of common stock, resulting in Mr. Myrianthopoulos holding vested options to purchase 192,500 shares of common stock with expiration dates ranging from November 14, 2012 to November 30, 2021. In connection with the acceleration of vesting, the Company recognized $68,032 of stock-based compensation expense during the year ended December 31, 2012.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
2013	$100,000	$105,000	$205,000
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$425,000	$231,200	$656,200

Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Operating Segments
Note 7. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended March 31,
	2013	2012
Grant Revenue
Vaccines/BioDefense	$829,849	$597,605
BioTherapeutics	70,505	49,813
Total	$900,354	$647,418

Loss from Operations
Vaccines/BioDefense	$(30,995)	$(128,366)
BioTherapeutics	(457,625)	(726,042)
Corporate	(599,277)	(586,582)
Total	$(1,087,897)	$(1,440,990)

Amortization and Depreciation Expense
Vaccines/BioDefense	$27,667	$27,997
BioTherapeutics	28,395	28,840
Corporate	436	507
Total	$56,498	$57,344

Interest Income
Corporate	$483	$2,235

Stock-Based Compensation
Vaccines/BioDefense	$11,121	$2,130
BioTherapeutics	21,036	56,240
Corporate	47,335	59,064
Total	$79,492	$117,614

	As of March 31, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$936,695	$628,494
BioTherapeutics	519,391	566,111
Corporate	2,795,789	3,510,499
Total	$4,251,875	$4,705,104

Note 9. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.

Subsequent Event	3 Months Ended
Mar. 31, 2013
Subsequent Event [Abstract]
Subsequent Event
Note 8. Subsequent Event

On April 27, 2013, the Company entered into a Stock Issuance Agreement with Intrexon Corporation (“Intrexon”), pursuant to which the Company has issued to Intrexon 1,034,483 shares of Common Stock in consideration for the execution and delivery of an Exclusive Channel Agreement (the “Channel Agreement”).  The shares issued to Intrexon represent approximately 8.5% of the issued and outstanding shares of Common Stock as of April 27, 2013.

The Channel Agreement with Intrexon enables the Company to use Intrexon’s advanced human antibody discovery, isolation, and production technologies for the development and commercialization of human monoclonal antibody therapies for a new biodefense and infectious disease application.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments
Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: BioTherapeutics and Vaccines/BioDefense.

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: BioTherapeutics and Vaccines/BioDefense.

Grants Receivable
Grants Receivable

Grants receivable consist of unbilled amounts due from various grants from the NIH for costs incurred under reimbursement contracts prior to the period end under reimbursement contracts. The amounts were billed to the NIH in the month subsequent to period end and collected shortly thereafter. Accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Grants Receivable

Grants receivable consist of unbilled amounts due from various grants from the NIH for costs incurred prior to the period end under reimbursement contracts. The amounts were billed to the NIH in the month subsequent to period end and collected shortly thereafter. Accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Intangible Assets
Intangible Assets

One of the most significant estimates or judgments that the Company makes is whether to capitalize or expense patent and license costs. The Company makes this judgment based on whether the technology has alternative future uses, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 730, Research and Development. Based on this consideration, the Company capitalizes payments made to legal firms that are engaged in filing and protecting rights to intellectual property and rights for its current products in both the domestic and international markets. The Company believes that patent rights are one of its most valuable assets. Patents and patent applications are a key component of intellectual property, especially in the early stage of product development, as their purchase and maintenance gives the Company access to key product development rights from Soligenix’s academic and industrial partners. These rights can also be sold or sub-licensed as part of its strategy to partner its products at each stage of development as the intangible assets have alternative future use. The legal costs incurred for these patents consist of work associated with filing new patents and perhaps extending the lives of the patents. The Company capitalizes such costs and amortizes intangibles over their expected useful life – generally a period of 11 to 16 years.

The Company did not incur any capitalizable patent related costs during the quarters ended March 31, 2013 and 2012.

 Intangible Assets

One of the most significant estimates or judgments that the Company makes is whether to capitalize or expense patent and license costs. The Company makes this judgment based on whether the technology has alternative future uses, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 730, Research and Development. Based on this consideration, the Company capitalizes payments made to legal firms that are engaged in filing and protecting rights to intellectual property and rights for its current products in both the domestic and international markets. The Company believes that patent rights are one of its most valuable assets. Patents and patent applications are a key component of intellectual property, especially in the early stage of product development, as their purchase and maintenance gives the Company access to key product development rights from Soligenix’s academic and industrial partners. These rights can also be sold or sub-licensed as part of its strategy to partner its products at each stage of development as the intangible assets have alternative future use. The legal costs incurred for these patents consist of work associated with filing new patents and perhaps extending the lives of the patents. The Company capitalizes such costs and amortizes intangibles over their expected useful life – generally a period of 11 to 16 years.

The Company did not incur any capitalized patent related costs during the year ended December 31, 2012. The Company capitalized $151,086 in patent related costs during the year ended December 31, 2011.

During the year ended December 31, 2011, the Company incurred an $88,727 patent write off cost due to abandonment of patents related to Azathioprine. These costs are reflected in research and development expense in the consolidated statement of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Office furniture and equipment and intangible assets are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the quarters ended March 31, 2013 and 2012.

Impairment of Long-Lived Assets

Office furniture and equipment and intangible assets are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the years ended December 31, 2012 or 2011, except for the patent write-offs discussed in Note 3.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Accounting principles generally accepted in the U.S. require that fair values be disclosed for the Company’s financial instruments. The carrying amounts of the Company’s financial instruments, which include grants receivable and current liabilities, are considered to be representative of their respective fair values.

Fair Value of Financial Instruments

Accounting principles generally accepted in the U.S. require that fair values be disclosed for the Company’s financial instruments. The carrying amounts of the Company’s financial instruments, which include grants receivable and current liabilities, are considered to be representative of their respective fair values.

Revenue Recognition
Revenue Recognition

Principally the Company’s revenues are generated from NIH grants and revenues from licensing activities and the achievement of licensing milestones (in prior periods). Recording of revenue is applied in accordance with FASB ASC 605, Revenue Recognition, ASC 605-25 and/or Accounting Standard Update, ASU, 2009-13, Revenue Recognition – Multiple Element Arrangements. The revenue from NIH grants is based upon subcontractor costs and internal costs incurred that are specifically covered by the grants, plus a facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors or when the Company incurs internal expenses that are related to the grant.

Revenue Recognition

Principally the Company’s revenues are generated from NIH grants and revenues from licensing activities and the achievement of licensing milestones (in prior periods). Recording of revenue is applied in accordance with FASB ASC 605, Revenue Recognition, ASC 605-25 and/or Accounting Standard Update, ASU, 2009-13, Revenue Recognition – Multiple Element Arrangements. The revenue from NIH grants is based upon subcontractor costs and internal costs incurred that are specifically covered by the grants, plus a facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors or when the Company incurs internal expenses that are related to the grant.

Licensing and associated milestone revenues are recorded when earned. On September 15, 2011, as a result of stopping the confirmatory Phase 3 clinical trial as well as no future clinical development or performance obligations associated with the Sigma-Tau Agreement, the Company recognized license revenue of $5,000,000 relating to the execution of an expanded license agreement with Sigma-Tau for the European territory.

Research and Development Costs
Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with FASB ASC 730, Research and Development. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries stock based compensation, employee benefits, equipment depreciation and allocation of various corporate costs. Purchased in-process research and development expense represents the value assigned or paid for acquired research and development for which there is no alternative future use as of the date of acquisition.

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with FASB ASC 730, Research and Development. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries stock based compensation, employee benefits, equipment depreciation and allocation of various corporate costs. Purchased in-process research and development expense represents the value assigned or paid for acquired research and development for which there is no alternative future use as of the date of acquisition.

Stock-Based Compensation
Stock-Based Compensation

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed. Stock-based compensation expense recognized during the period is based on the fair value of the portion of share-based payment awards that is ultimately expected to vest during the period. Typically these instruments vest upon issuance and therefore the entire stock compensation expense is recognized upon issuance to the vendors and/or consultants.

Stock options are issued with an exercise price equal to the market price on the date of issuance. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.

Stock compensation expense for options, warrants and shares of common stock granted to non-employees has been determined in accordance with FASB ASC 718, Stock Compensation, and FASB ASC 505-50, Equity-Based Payments to Non-Employees, and represents the fair value of the consideration received, or the fair value of the equity instruments issued, whichever may be more reliably measured. For options that vest over future periods, the fair value of options granted to non-employee directors is amortized as the options vest.

The Company did not issue any options during the quarters ending March 31, 2013 and 2012.

The fair value of options to be granted are estimated on the date of each grant using the Black-Scholes option pricing model and amortized ratably over the option’s vesting periods, which approximates the service period.

Stock-Based Compensation

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed. Stock-based compensation expense recognized during the period is based on the fair value of the portion of share-based payment awards that is ultimately expected to vest during the period. Typically these instruments vest upon issuance and therefore the entire stock compensation expense is recognized upon issuance to the vendors and/or consultants.

Stock options are issued with an exercise price equal to the market price on the date of issuance. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.
Stock compensation expense for options, warrants and shares of common stock granted to non-employees has been determined in accordance with FASB ASC 718, Stock Compensation, and FASB ASC 505-50, Equity-Based Payments to Non-Employees, and represents the fair value of the consideration received, or the fair value of the equity instruments issued, whichever may be more reliably measured. For options that vest over future periods, the fair value of options granted to non-employee directors is amortized as the options vest. The option’s price is re-measured using the Black-Scholes model at the end of each three month reporting period.

The fair value of options in accordance with FASB ASC 718, Stock Compensation, was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of 4 years;
●	volatilities of 160% for 2012 and ranging from 123% to 160% for 2011;
●	forfeitures at a rate of 12%; and
●	risk-free interest rates of 0.51% for 2012 and 0.69% to 1.47% in 2011.

The fair value of each option grant made during 2012 and 2011 was estimated on the date of each grant using the Black-Scholes option pricing model and amortized ratably over the option’s vesting periods, which approximates the service period.

Income Taxes
Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. No current or deferred income taxes have been provided through March 31, 2013 due to the net operating losses incurred by the Company since its inception. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2013 and 2012. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at March 31, 2013 and 2012. Tax years beginning in 2010 for federal purposes are generally subject to examination by taxing authorities, although net operating losses from those years are subject to examinations and adjustments for at least three years following the year in which the tax attributes are utilized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. No current or deferred income taxes have been provided through December 31, 2012 due to the net operating losses incurred by the Company since its inception. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2012 and 2011. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2012 and 2011. The income tax returns for 2009, 2010 and 2011 are subject to examination by the IRS and other various taxing authorities, generally for three years after they were filed.

Earnings Per Share
Earnings Per Share

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Since there is a significant number of options and warrants outstanding, fluctuations in the actual market price can have a variety of results for each period presented.

	Three Months Ended March 31,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	(1,087,414)	11,180,739	$(0.10)	(1,438,755)	11,119,269	$(0.13)

Shares issuable upon the exercise of options and warrants outstanding at March 31, 2013 and 2012 were 1,454,755 and 1,496,898 and 2,843,338 and 2,576,341 shares, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at March 31, 2013 was $3.20 and $3.13 per share, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at March 31, 2012 was $3.72 and $4.32 per share, respectively. No options or warrants were included in the 2013 and 2012 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses in each of those years.

Earnings Per Share

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Since there is a significant number of options and warrants outstanding, fluctuations in the actual market price can have a variety of results for each period presented. No options and warrants were included in the 2012 and 2011 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses or options and warrants for which the strike price exceeds the quoted market value at period end.

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(4,163,008)	11,136,484	$(0.37)	$(2,378,594)	10,957,676	$(0.22)

Shares issuable upon the exercise of options and warrants outstanding at December 31, 2012 and 2011 were 1,457,724 and 1,544,242 shares issuable upon the exercise of options, and 2,843,338 and 2,701,569 shares issuable upon the exercise of warrants, respectively. The weighted average exercise price of the Company’s stock options and warrants outstanding at December 31, 2012 were $3.20 and $3.13 per share, respectively. No options or warrants were included in the 2012 and 2011 computations of diluted earnings per share because their effect would be anti-dilutive as a result of losses in each of those years.

Use of Estimates and Assumptions
Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants, stock options and recovery of the useful life of intangibles that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants, stock options and recovery of the useful life of intangibles that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share
	Three Months Ended March 31,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	(1,087,414)	11,180,739	$(0.10)	(1,438,755)	11,119,269	$(0.13)

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(4,163,008)	11,136,484	$(0.37)	$(2,378,594)	10,957,676	$(0.22)

Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Summary of intangible assets

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
March 31, 2013
Licenses	7.5	$462,234	$258,737	$203,497
Patents	3.2	1,893,185	1,295,997	597,188
Total	4.0	$2,355,419	$1,554,734	$800,685
December 31, 2012
Licenses	7.7	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

	Weighted Average Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728
December 31, 2011
Licenses	8.72	$462,234	$224,708	$237,526
Patents	3.3	1,893,185	1,051,145	842,040
Total	4.4	$2,355,419	$1,275,853	$1,079,566

Annual amortization expense
Amortization Expense
2013	$222,800
2014	$222,800
2015	$133,000
2016	$61,800
2017	$20,800

Year	Amortization Expense
2013	$222,800
2014	$222,800
2015	$173,800
2016	$61,800
2017	$20,800

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of deferred tax assets

	2012	2011
Net operating loss carry forwards	$27,872,000	$26,001,000
Orphan drug and research and development credit carry forwards	3,068,000	2,818,000
Other	1,443,000	1,615,000
Total	32,383,000	30,434,000
Valuation allowance	(32,383,000)	(30,434,000)
Net deferred tax assets	$-	$-

Reconciliations of difference between income tax benefit computed at federal and state statutory tax rates and provision for income tax benefit

	2012		2011
Income tax loss at federal statutory rate	(34.00	) %	(34.00	) %
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)		(6.00)
Subtotal	(40.00)		(40.00)
Valuation allowance	28.87		20.56
Income tax benefit	(11.13	) %	(19.44	) %

Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2010	1,308,056	4.84
Granted	523,344	1.68
Exercised	(79,844)	3.18
Forfeited	(207,314)	1.88
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised	-	-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	7.9	738,300	542,050
$2.80-$4.10	8.1	186,674	151,283
$4.64-$8.60	5.9	426,500	391,891
$9.40-$11.60	4.1	97,500	97,500
$18.00-$25.60	0.7	8,750	8,750
Total	7.0	1,457,724	1,191,474

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2010	2,703,819	$4.40
Granted	4,750	3.85
Exercised	-	-
Expired/Cancelled	(7,000)	0.66
Balance at December 31, 2011	2,701,569	$4.40
Granted	774,873	0.56
Exercised	-	-
Expired/Cancelled	(633,104)	5.40
Balance at December 31, 2012	2,843,338	$3.13

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.00	5.0	777,373	777,373
$2.80-$3.96	1.1	1,103,202	1,103,202
$5.00-$6.06	2.2	962,763	962,763
Total	2.5	2,843,338	2,843,338

Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	December 31,
	2012	2011
Shares available for grant at beginning of year	60,692	396,223
Increase in shares available for the plan	-	-
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813

Shares available for grant at end of year	129,711	60,692

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Summary of future contractual obligations

Year	Research and Development	Property and Other Leases	Total
2013	$43,800	$79,100	$122,900
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$368,800	$205,300	$574,100

Year	Research and Development	Property and Other Leases	Total
2013	$100,000	$105,000	$205,000
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$425,000	$231,200	$656,200

Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended March 31,
	2013	2012
Grant Revenue
Vaccines/BioDefense	$829,849	$597,605
BioTherapeutics	70,505	49,813
Total	$900,354	$647,418

Loss from Operations
Vaccines/BioDefense	$(30,995)	$(128,366)
BioTherapeutics	(457,625)	(726,042)
Corporate	(599,277)	(586,582)
Total	$(1,087,897)	$(1,440,990)

Amortization and Depreciation Expense
Vaccines/BioDefense	$27,667	$27,997
BioTherapeutics	28,395	28,840
Corporate	436	507
Total	$56,498	$57,344

Interest Income
Corporate	$483	$2,235

Stock-Based Compensation
Vaccines/BioDefense	$11,121	$2,130
BioTherapeutics	21,036	56,240
Corporate	47,335	59,064
Total	$79,492	$117,614

	As of March 31, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$936,695	$628,494
BioTherapeutics	519,391	566,111
Corporate	2,795,789	3,510,499
Total	$4,251,875	$4,705,104

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.

Nature of Business (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013 Segments Grants	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012 Segments Grants	Dec. 31, 2011	Dec. 31, 2010
Nature of Business (Textual)
Number of active business segments	2			2
Number of active grants	4			4
Cash and cash equivalents	$ 2,612,021	$ 5,321,133		$ 3,356,380	$ 5,996,668	$ 7,451,714
Net decrease in cash and cash equivalents	(744,359)	(675,535)		(2,640,288)	(1,455,046)
Percentage decrease in cash and cash equivalents	22.00%			44.00%
Working capital, carrying value	1,763,848			2,682,383	5,696,444
Decrease in working capital	918,535			3,014,061
Percentage decrease in working capital	34.00%			53.00%
Net cash used in operating activities	(744,359)	(675,535)		(2,635,533)	(1,951,738)
Increase in net cash used in provided by operating activities	68,824			683,795
Percentage change in net cash used in provided by operating activities	10.00%
Decrease in net cash used in provided by operating activities				4,316,205
Proceeds from issuance of territory license			5,000,000
Active grant funding available	3,600,000			3,800,000
Proceeds from net operating losses				$ 521,458
Reverse stock split, Ratio				1-for-20	1-for-20

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Basic and diluted weighted average common shares outstanding	11,180,739	11,119,269	11,136,484	10,957,676
Basic and diluted net (loss) income per share	$ (0.1)	$ (0.13)	$ (0.37)	$ (0.22)

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2013 Segments	Dec. 31, 2012 Segments	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Option [Member]	Dec. 31, 2012 Option [Member]	Mar. 31, 2012 Option [Member]	Dec. 31, 2011 Option [Member]	Dec. 31, 2011 Option [Member] Minimum [Member]	Dec. 31, 2011 Option [Member] Maximum [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Stock options vesting period for employees					3 months	3 years
Shares issuable upon exercise of outstanding derivative instruments							1,454,755	1,457,724	1,496,898	1,544,242			2,843,338	2,843,338	2,576,341	2,701,569
Weighted average exercise price of outstanding derivative instruments							$ 3.2	$ 3.2	$ 3.72				$ 3.13	$ 3.13	$ 4.32	$ 4.4	$ 4.4
Intangible assets, estimated useful life				11 years	11 years	16 years
Expected dividend yield		0.00%		16.00%
Expected life of stock option		4 years
Expected volatility rate		160.00%									123.00%	160.00%
Forfeiture rate		12.00%
Risk free interest rate		0.51%									0.69%	1.47%
Number of active business segments	2	2
Patent related costs			$ 151,086
Patent write-off cost due to abandonment of patents			88,727
Impairment charge on long-lived assets	0	0	0
License revenue			5,000,000
Quarterly vesting period of stock options issued to directors upon re-election	1 year	1 year
Description of stock options issued	Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.
Period of stock option granted to director and employees	10 years	10 years
Percentage of options, vested immediately	25.00%	25.00%
Percentage of options, vested later till three year	25.00%	25.00%
Period of expiration of option upon termination of employee or director	3 months	3 months
Period of re-measurement of option's price using the Black-Scholes model	3 months	3 months
Current income tax expense	0	0
Deferred income tax expense	0	0
Recorded tax related interest and penalties	0	0	0
Liability for uncertain tax positions	$ 0	$ 0	$ 0

Intangible Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of intangible assets
Weighted Average Amortization Period (years)	4 years	4 years 2 months 12 days	4 years 4 months 24 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	1,554,734	1,499,691	1,275,853
Net Book Value	800,685	855,728	1,079,566
Licenses [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	7 years 6 months	7 years 8 months 12 days	8 years 8 months 19 days
Cost	462,234	462,234	462,234
Accumulated Amortization	258,737	252,019	224,708
Net Book Value	203,497	210,215	237,526
Patents [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	3 years 2 months 12 days	3 years 3 months 18 days	3 years 3 months 18 days
Cost	1,893,185	1,893,185	1,893,185
Accumulated Amortization	1,295,997	1,247,672	1,051,145
Net Book Value	$ 597,188	$ 645,513	$ 842,040

Intangible Assets (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Annual amortization expense
2013	$ 222,800	$ 222,800
2014	222,800	222,800
2015	133,000	173,800
2016	61,800	61,800
2017	$ 20,800	$ 20,800

Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual)
Amortization expense	$ 55,043	$ 55,654	$ 223,838	$ 218,782
Patent write-off cost due to abandonment of patents				$ 88,727

Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets
Net operating loss carry forwards	$ 27,872,000	$ 26,001,000
Orphan drug and research and development credit carry forwards	3,068,000	2,818,000
Other	1,443,000	1,615,000
Total	32,383,000	30,434,000
Valuation allowance	(32,383,000)	(30,434,000)
Net deferred tax assets

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliations of difference between income tax benefit computed at federal and state statutory tax rates and provision for income tax benefit
Income tax loss at federal statutory rate	(34.00%)	(34.00%)
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00%)	(6.00%)
Subtotal	(40.00%)	(40.00%)
Valuation allowance	28.87%	20.56%
Income tax benefit	(11.13%)	(19.44%)

Income Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Net operating losses			$ 79,463,000
Tax credit, amount			3,068,000
Period of expiration of various tax credits	Started expiring in December 2012 and will continue to expire through December 2030.		December 2012 and will continue to expire until 2032
Income tax provisions	0	0
Decrease in valuation allowance				1,115,000
Increase in valuation allowance			1,949,000
Income tax benefit, net of transaction costs			(521,458)	(574,157)
Tax related to interest and penalties			0	0
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses			$ 9,498,000

Shareholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 29, 2011	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Feb. 29, 2008 Fusion Capital Fund Ii Llc [Member]	Dec. 31, 2012 Fusion Capital Fund Ii Llc [Member] Transactions	Dec. 31, 2011 Fusion Capital Fund Ii Llc [Member] Transactions	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares											26,063	46,706	29,297
Issuance of common stock pursuant to Fusion equity line, Shares													90,789
Number of stock issued from stock option exercises													79,844
Issuance of common stock from collaboration agreement, Shares													66,890
Issuance of common stock to employee, Shares												16,667	25,625
Shares purchasable from exercise of warrants						50,000	4,750	69,445
Shares purchasable from exercise of additional warrants						724,873
Warrants, exercise price								$ 4.4
Warrant exercisable for period								4 years
Description of common stock value company allows Fusion Capital to purchase									Between $80,000 and $1.0 million
Warrant issuance expenses representing estimated fair value of services performed			$ 11,184						$ 429,902
Number of separate transactions of common stock issued									4	16
Stock purchase agreement Fusion Capital, Description									In February 2008, Fusion Capital to purchase between $80,000 and $1.0 million of the Company's common stock every two business days, up to an aggregate of $8.0 million over approximately a 25-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Period for Fusion Capital to purchase common stock									Every two business days
Maximum value of common stock purchasable by Fusion Capital								8,000,000
Number of shares issued as commitment fee								63,750
Shares issued under common stock purchase agreement								138,889
Equity value issued under common stock purchase agreement								500,000
Additional shares issued under common stock purchase agreement								3,750
Minimum per share price for increase in purchasable value for common stock under agreement								$ 3
Condition for company cannot require fusion capital to purchase any shares of company								Company's common stock on any trading days that the market price of the Company's common stock is less than $2.00 per share
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment								63,750
Maximum commitment shares under agreement								925,000
Total issuance of common stock related to commitment shares								68,456
Number of shares under agreement consist of commitment fee on the equity line								957
Fusion equity line expired									October 2011
Value of shares under agreement consist of commitment fee on equity line value draws								127,500
Preferred stock, shares authorized		350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued to employees under 2011 bonus	16,667
Value of shares issued			355,000										91	[1]
Proceeds from exercise of options and warrants			253,613
Issuance of common stock from collaboration agreement			$ 400,000										$ 67	[1]
Average share market price					$ 5.98

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.

Stock Option Plans and Warrants to Purchase Common Stock (Details) (Equity incentive plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity incentive plan [Member]
Summary of equity incentive plan
Beginning Balance	60,692	396,223
Increase in shares available for the plan
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813
Ending Balance	129,711	60,692

Stock Option Plans and Warrants to Purchase Common Stock (Details 1) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Summary of options/warrants activity
Beginning Balance	1,544,242	1,308,056
Granted	100,000	523,344
Exercised		(79,844)
Forfeited	(186,518)	(207,314)
Ending Balance	1,457,724	1,544,242
Beginning Balance, weighted average options/warrants exercise price	$ 3.75	$ 4.84
Granted, weighted average options/warrants exercise price	$ 0.3	$ 1.68
Exercised, weighted average options/warrants exercise price		$ 3.18
Forfeited, weighted average options exercise price	$ 6.22	$ 1.88
Ending Balance, weighted average options/warrants exercise price	$ 3.19	$ 3.75

Stock Option Plans and Warrants to Purchase Common Stock (Details 2) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years
Outstanding Options/Warrants	1,457,724
Exercisable Options/Warrants	1,191,474
$0.30-$2.20 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	0.3
Exercise price range, upper range limit	2.2
Weighted-Average Remaining Contractual Life in Years	7 years 10 months 24 days
Outstanding Options/Warrants	738,300
Exercisable Options/Warrants	542,050
$2.80-$4.10 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	2.8
Exercise price range, upper range limit	4.1
Weighted-Average Remaining Contractual Life in Years	8 years 1 month 6 days
Outstanding Options/Warrants	186,674
Exercisable Options/Warrants	151,283
$4.64-$8.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	4.64
Exercise price range, upper range limit	8.6
Weighted-Average Remaining Contractual Life in Years	5 years 10 months 24 days
Outstanding Options/Warrants	426,500
Exercisable Options/Warrants	391,891
$9.40-$11.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	9.4
Exercise price range, upper range limit	11.6
Weighted-Average Remaining Contractual Life in Years	4 years 1 month 6 days
Outstanding Options/Warrants	97,500
Exercisable Options/Warrants	97,500
$18.00-$25.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	18
Exercise price range, upper range limit	25.6
Weighted-Average Remaining Contractual Life in Years	8 months 12 days
Outstanding Options/Warrants	8,750
Exercisable Options/Warrants	8,750

Stock Option Plans and Warrants to Purchase Common Stock (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	2,701,569	2,703,819
Granted	774,873	4,750
Number of stock issued from stock option exercises
Expired	(633,104)	(7,000)
Ending Balance	2,843,338	2,701,569
Beginning Balance, weighted average options/warrants exercise price	$ 4.4	$ 4.4	$ 3.13	$ 4.32
Granted, weighted average options/warrants exercise price	$ 0.56	$ 3.85
Exercised, weighted average options/warrants exercise price
Expired, weighted average warrant exercise price	$ 5.4	$ 0.66
Ending Balance, weighted average options/warrants exercise price	$ 3.13	$ 4.4	$ 3.13	$ 4.32

Stock Option Plans and Warrants to Purchase Common Stock (Details 4) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.68
Exercise price range, upper range limit	$ 0.68
Weighted-Average Remaining Contractual Life in Years	2 years 6 months
Outstanding Options/Warrants	2,843,338
Exercisable Options/Warrants	2,843,338
$.53-$2.00 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.53
Exercise price range, upper range limit	$ 2
Weighted-Average Remaining Contractual Life in Years	5 years
Outstanding Options/Warrants	777,373
Exercisable Options/Warrants	777,373
$2.80-$3.96 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 2.8
Exercise price range, upper range limit	$ 3.96
Weighted-Average Remaining Contractual Life in Years	1 year 1 month 6 days
Outstanding Options/Warrants	1,103,202
Exercisable Options/Warrants	1,103,202
$5.00-$6.06 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 5
Exercise price range, upper range limit	$ 6.06
Weighted-Average Remaining Contractual Life in Years	2 years 2 months 12 days
Outstanding Options/Warrants	962,763
Exercisable Options/Warrants	962,763

Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) (USD $)	3 Months Ended		12 Months Ended								12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] $0.53 to $0.58 [Member]	Dec. 31, 2012 Warrant [Member] $2.20 to $5.60 [Member]	Dec. 31, 2010 Equity incentive plan [Member]	Sep. 30, 2007 Equity incentive plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Exercise price range, lower range limit					$ 0.68		$ 0.53	$ 2.2
Exercise price range, upper range limit					$ 0.68		$ 0.58	$ 5.6
Warrant expired or cancelled					(633,104)	(7,000)		633,104
Common Stock issuable upon exercise of warrants					50,000		724,873
Number of options available under 2005 Equity Incentive Plan									1,750,000	1,000,000
Options granted					774,873	4,750					100,000	523,344
Stock-based compensation	$ 79,492	$ 117,614	$ 462,170	$ 715,805
Compensation cost for stock options not yet recognized			245,000
Warrants expected to expire, common stock issuable			1,250
Expense related to issuance of warrants			$ 429,902
Recognition period of share based compensation expense			3 years

Concentrations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentrations (Textual)
Deposits under Securities Investor Protection Corporation	$ 1,000,000	$ 1,000,000
Amount exceeded of deposits under protection by Securities Investor Protection Corporation	$ 2,356,380	$ 4,996,668

Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of future contractual obligations
2013	$ 122,900	$ 205,000
2014	201,200	201,200
2015	100,000	100,000
2016	75,000	75,000
2017	75,000	75,000
Total	574,100	656,200
Research and Development [Member]
Summary of future contractual obligations
2013	43,800	100,000
2014	100,000	100,000
2015	75,000	75,000
2016	75,000	75,000
2017	75,000	75,000
Total	368,800	425,000
Property and Other Leases [Member]
Summary of future contractual obligations
2013	79,100	105,000
2014	101,200	101,200
2015	25,000	25,000
2016
2017
Total	$ 205,300	$ 231,200

Commitments and Contingencies (Detail Textual) (USD $)	0 Months Ended	3 Months Ended		1 Months Ended			12 Months Ended
	Feb. 07, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 28, 2007 Dr. Schaber [Member]	Feb. 28, 2007 Dr. Brey [Member]	Mar. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Minimum [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Maximum [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party				50,000	10,000
Termination expense recognized						$ 95,625
Severance and healthcare benefits		95,625					0
Number of common stock will be issued upon the conversion of the option issued							53,908
Number of shares forfeited							72,500
Number of common stock to be issued upon the conversion of remaining options							192,500
Expiration date of option								Nov 14, 2012	Nov 30, 2021
Stock-based compensation expense in connection with the acceleration of vesting							68,032
Commitments related to agreements		368,800	425,000
Monthly rent amount before increment	8,000
Monthly rent amount before increment, per square foot	18.25
Monthly rent amount after increment	8,310
Monthly rent amount after increment, per square foot	$ 19
Number of months after that rent increases	12 months
Number of remaining months for which increased rent paid	24 months

Operating Segments (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of segmental information
Grant Revenue	$ 900,354	$ 647,418	$ 3,144,620	$ 2,662,822
Total revenues			3,144,620	7,662,822
Loss from Operations	(1,087,897)	(1,440,990)	(4,690,668)	(2,960,195)
Amortization and Depreciation Expense	56,498	57,344	230,630	226,027
Interest Income	483	2,235	6,202	7,444
Stock-Based Compensation	79,492	117,614	462,170	715,805
Identifiable Assets	4,251,875		4,705,104	8,223,658
Vaccines/BioDefense [Member]
Summary of segmental information
Grant Revenue	829,849	597,605
Total revenues			2,919,677	2,010,234
Loss from Operations	(30,995)	(128,366)	(33,636)	(154,395)
Amortization and Depreciation Expense	27,667	27,997	38,589	42,640
Stock-Based Compensation	11,121	2,130	44,484	78,622
Identifiable Assets	936,695		628,494	689,266
BioTherapeutics [Member]
Summary of segmental information
Grant Revenue	70,505	49,813
Total revenues			224,943	5,652,588
Loss from Operations	(457,625)	(726,042)	(2,203,721)	(1,278,156)
Amortization and Depreciation Expense	28,395	28,840	190,003	181,213
Stock-Based Compensation	21,036	56,240	84,020	426,666
Identifiable Assets	519,391		566,111	753,767
Corporate [Member]
Summary of segmental information
Loss from Operations	(599,277)	(586,852)	(2,453,311)	(1,527,644)
Amortization and Depreciation Expense	436	507	2,038	2,174
Interest Income	483	2,235	6,202	7,444
Stock-Based Compensation	47,335	59,064	333,666	210,517
Identifiable Assets	$ 2,795,789		$ 3,510,499	$ 6,780,625

Operating Segments (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Mar. 31, 2013 Segments	Dec. 31, 2012 Segments
Operating Segments (Textual)
Number of active business segments		2	2
Licensing fee received from Sigma-Tau	$ 5

Subsequent Event (Details) (Subsequent Event [Member])	1 Months Ended
Apr. 27, 2013
Subsequent Event [Member]
Subsequent Event Textual [Abstract]
Common stock issued to Intrexon in consideration for Channel Agreement	1,034,483
Percentage of issued and outstanding common stock	8.50%